BORROWINGS - Currency Concentration of Total Borrowings (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total Borrowings	€ 1,895	€ 1,868	€ 2,056
U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Total Borrowings	1,044	1,012
Euro
Disclosure of detailed information about borrowings [line items]
Total Borrowings	845	849
Other currencies
Disclosure of detailed information about borrowings [line items]
Total Borrowings	€ 6	€ 7